UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
U.S.A. Government Money Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

October 31, 2009

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best per-
formance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the
6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world's preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information as of October 31, 2009
Yields			Portfolio Composition
	7-Day	7-Day		Percent of
	SEC Yields	Yields	Ready Assets U.S. Treasury Money Fund	Net Assets
Ready Assets U.S. Treasury Money Fund	0.00%	0.11%	U.S. Treasury Obligations	100%
Ready Assets U.S.A. Government Money Fund	0.00%	0.04%
The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to				Percent of
the fact that the 7-Day SEC Yields exclude distributed capital gains.			Ready Assets U.S.A. Government Money Fund	Net Assets
Past performance is not indicative of future results.			U.S. Treasury Obligations	60%
			Repurchase Agreements	41
			Liabilities in Excess of Other Assets	(1)
			Total	100%

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corre-
sponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ share-
holder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[1]	May 1, 2009	October 31, 2009	During the Period[1]
Ready Assets U.S. Treasury Money Fund	$1,000	$1,000.10	$1.16	$1,000	$1,024.04	$1.17
Ready Assets U.S.A. Government
Money Fund	$1,000	$1,000.00	$1.36	$1,000	$1,023.84	$1.38
[1] Expenses are equal to the Fund’s annualized expense ratio of 0.23% for Ready Assets U.S. Treasury Money Fund and 0.27% for Ready Assets U.S.A. Government Money Fund,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
4	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited) Ready Assets U.S. Treasury Money Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.05% – 0.19%, 11/12/09	$80,000	$ 79,998,327
0.05% – 0.27%, 11/19/09	30,096	30,093,635
0.30%, 11/27/09	10,000	9,997,917
0.07% – 0.15%, 12/03/09	34,174	34,171,308
0.03% – 0.06%, 12/10/09	53,933	53,929,867
0.14% – 0.71%, 12/17/09	25,966	25,954,446
0.10%, 12/24/09	20,000	19,997,111
0.12%, 12/31/09	839	838,842
0.08%, 1/07/10	22,000	21,996,975
0.07% – 0.09%, 1/14/10	55,649	55,640,327
0.08%, 1/21/10	5,000	4,999,111
0.05% – 0.08%, 1/28/10	31,652	31,646,840
0.11%, 2/04/10	7,773	7,770,727
0.14% – 0.16%, 2/11/10	30,617	30,605,108
0.23%, 3/11/10	1,850	1,848,509
0.50%, 4/01/10	20,000	19,958,333
0.15%, 4/08/10	10,000	9,993,458
0.17%, 4/22/10	5,000	4,995,963
0.19%, 4/29/10	14,000	13,987,194
0.22% – 0.33%, 6/17/10	16,960	16,931,986
0.50%, 7/29/10	6,000	5,977,583
0.38%, 10/21/10	5,000	4,981,615
Total Investments (Cost — $486,315,182*) — 100.0%		486,315,182
Liabilities in Excess of Other Assets — 0.0%		(572,478)
Net Assets — 100.0%		$485,742,704
* Cost for federal income tax purposes.
(a) Rates shown reflect the discount rates or range of discount rates paid at time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2 — U.S. Treasury Obligations	$486,315,182
Level 3	—
Total	$486,315,182

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 5

Schedule of Investments October 31, 2009 (Unaudited) Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.05% – 0.18%, 11/19/09	$ 5,694	$ 5,693,657
0.30%, 11/27/09	5,000	4,998,958
0.06%, 12/10/09	10,000	9,999,367
0.29%, 1/07/10	4,500	4,497,649
0.28%, 1/14/10	1,500	1,499,164
0.08% – 0.29%, 1/21/10	8,000	7,996,300
0.08%, 1/28/10	10,000	9,998,188
0.27%, 2/11/10	6,000	5,995,455
0.50%, 4/01/10	3,000	2,993,750
0.17%, 4/22/10	3,000	2,997,577
0.21% – 0.33%, 6/17/10	8,000	7,987,089
0.50%, 7/29/10	1,000	996,264
Total U.S. Treasury Obligations — 60.2%		65,653,418
Repurchase Agreements
Banc of America Securities LLC, 0.05%, 11/04/09
(Purchased on 10/28/09 to be repurchased
at $8,000,078, collateralized by GNMA,
5.50% – 6.00%, due 2/15/38 – 8/15/39
par and fair value of $11,078,529,
$8,160,001, respectively)	8,000	8,000,000
Citigroup Global Markets, Inc., 0.06%, 11/04/09
(Purchased on 10/28/09 to be repurchased
at $8,000,093, collateralized by GNMA,
3.75% – 7.50%, due 1/15/14 – 1/15/39
par and fair value of $143,169,402,
$8,160,000, respectively)	8,000	8,000,000
Credit Suisse Securities (USA) LLC, 0.08%,
11/05/09 (Purchased on 10/29/09 to be
repurchased at $2,000,031, collateralized
by U.S. Treasury Inflation Index Notes, 1.62%
due 1/15/18 par and fair value
of $1,925,000, $2,040,954, respectively)	2,000	2,000,000
Deutsche Bank Securities, Inc., 0.08%, 11/04/09
(Purchased on 10/28/09 to be repurchased at
$8,000,124, collateralized by GNMA, 6.00%,
due 1/15/39 par and fair value
of $7,948,955, $8,160,001, respectively)	8,000	8,000,000
JPMorgan Securities Inc., 0.05%, 11/02/09
(Purchased on 10/30/09 to be repurchased at
$928,004, collateralized by U.S. Treasury Bills,
0.17% due 4/29/10 par and fair
value of $950,000, $949,202, respectively)	928	928,000
RBS Securities, Inc., 0.08%, 11/04/09 (Purchased
on 10/28/09 – be repurchased at $8,000,124,
collateralized by U.S. Treasury Notes and
U.S. Treasury Bonds, 3.50% – 7.63%, due
11/15/09 – 2/15/25 par and fair
value of $6,892,000, $8,164,029, respectively)	8,000	8,000,000
UBS Securities LLC, 0.12%, 1/07/10 (Purchased
on 10/07/09, to be repurchased at $10,003,067,
collateralized by U.S. Treasury Inflation Index Notes,
1.25% due 4/15/14 par and fair
value of $9,730,000, $10,201,185, respectively)	10,000	10,000,000
Total Repurchase Agreements — 41.2%		44,928,000
Total Investments (Cost — $110,581,418*) — 101.4%		110,581,418
Liabilities in Excess of Other Assets — (1.4)%		(1,482,589)
Net Assets — 100.0%		$109,098,829

* Cost for federal income tax purposes.
(a) Rates shown reflect the discount rates or range of discount rates paid at time of purchase.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$110,581,418
Level 3	—
Total	$110,581,418
[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

6 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Statements of Assets and Liabilities
		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
October 31, 2009 (Unaudited)	Money Fund	Money Fund
Assets
Investments at value — unaffiliated[1]	$ 486,315,182	$ 65,653,418
Repurchase agreements at value — unaffiliated[2]	—	44,928,000
Cash	85	—
Capital shares sold receivable	238,470	2,958,460
Securities sold receivable	—	1,604,991
Receivable from advisor	—	17,533
Interest receivable	—	1,188
Distribution fees receivable	—	91
Prepaid expenses	51,610	18,821
Total assets	486,605,347	115,182,502
Liabilities
Capital shares redeemed payable	792,266	4,460,836
Bank overdraft	—	1,604,905
Investment advisory fees payable	40,229	—
Officer’s and Trustees’ fees payable	126	41
Other affiliates payable	4,384	919
Other accrued expenses payable	25,638	16,972
Total liabilities	862,643	6,083,673
Net Assets	$ 485,742,704	$ 109,098,829
Net Assets Consist of
Paid-in capital	$ 485,670,183	$ 109,087,345
Undistributed net investment income	56,233	6,385
Undistributed net realized gain	16,288	5,099
Net Assets	$ 485,742,704	$ 109,098,829
Net Asset Value
Shares outstanding, unlimited number of shares authorized, $0.10 par value	485,670,183	109,087,345
Net asset value	$ 1.00	$ 1.00
[1] Investments at cost — unaffiliated	$ 486,315,182	$ 65,653,418
[2] Repurchase agreements at cost — unaffiliated	—	$ 44,928,000
See Notes to Financial Statements.
SEMI-ANNUAL REPORT	OCTOBER 31, 2009	7

Statements of Operations
			Ready Assets
		Ready Assets	U.S.A.
		U.S. Treasury	Government
Six Months Ended October 31, 2009 (Unaudited)		Money Fund	Money Fund
Investment Income
Interest		$ 697,780	$ 187,217
Expenses
Investment advisory		1,536,849	316,240
Distribution		382,093	82,543
Accounting services		71,739	30,843
Transfer agent		56,497	72,732
Professional		24,921	46,600
Printing		24,592	8,387
Registration		19,275	22,283
Custodian		11,650	11,521
Officer and Trustees		11,112	8,881
Miscellaneous		11,680	8,681
Total expenses		2,150,408	608,711
Less fees waived by advisor		(1,116,601)	(302,724)
Less distribution fees waived		(336,027)	(82,543)
Less other expenses reimbursed		—	(36,227)
Total expenses after fees waived and reimbursed		697,780	187,217
Net investment income		—	—
Realized Gain
Net realized gain on investments		16,288	5,099
Net Increase in Net Assets Resulting from Operations		$ 16,288	$ 5,099
See Notes to Financial Statements.
8	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Changes in Net Assets
		Ready Assets			Ready Assets
	U.S. Treasury Money Fund			U.S.A. Government Money Fund
	Six Months	Period	Year	Six Months	Period	Year
	Ended	December 1,	Ended	Ended	September 1,	Ended
	October 31, 2009	2008 to April 30,	November 30,	October 31, 2009	2008 to April 30,	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	2008	(Unaudited)	2009	2008
Operations
Net investment income	$ —	$ 349,966	$ 4,111,510	$ —	$ 223,934	$ 3,169,694
Net realized gain	16,288	56,868	47,398	5,099	10,171	—
Net increase in net assets resulting
from operations	16,288	406,834	4,158,908	5,099	234,105	3,169,694
Dividends to Shareholders From
Net investment income	(50,909)	(349,966)	(4,111,510)	(3,849)	(223,934)	(3,169,694)
Capital Share Transactions
Net proceeds from sale of shares	160,568,508	502,972,653	1,968,962,313	168,650,815	590,916,349	755,024,672
Reinvestment of dividends	50,718	349,966	4,111,121	3,841	223,916	3,169,694
Cost of shares redeemed	(431,914,521)	(754,008,336)	(1,114,321,010)	(236,368,904)	(543,327,383)	(751,679,958)
Net increase (decrease) in net assets
derived from capital share transactions	(271,295,295)	(250,685,717)	858,752,424	(67,714,248)	47,812,882	6,514,408
Net Assets
Total increase (decrease) in net assets	(271,329,916)	(250,628,849)	858,799,822	(67,712,998)	47,823,053	6,514,408
Beginning of period	757,072,620	1,007,701,469	148,901,647	176,811,827	128,988,774	122,474,366
End of period	$ 485,742,704	$ 757,072,620	$ 1,007,701,469	$ 109,098,829	$ 176,811,827	$ 128,988,774
Undistributed net investment income	$ 56,233	$ 107,142	$ 2,876	$ 6,385	$ 10,234	$ 1,204
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				OCTOBER 31, 2009		9

Financial Highlights						Ready Assets U.S. Treasury Money Fund
		Six Months	Period
		Ended	December 1,
		October 31,	2008
		2009	to April 30,		Year Ended November 30,
		(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income		—	0.0004	0.0155	0.0410	0.0396	0.0222	0.0052
Net realized and unrealized gain (loss)		—	—	0.0000	(0.0001)	0.0000	0.0004	(0.0004)
Net increase from investment operations		—	0.0004	0.0155	0.0409	0.0396	0.0226	0.0048
Dividends and distributions from:
Net investment income		(0.0001)	(0.0004)	(0.0155)	(0.0410)	(0.0396)	(0.0222)	(0.0052)
Net realized gain		—	—	—	—	(0.0000)	(0.0001)	(0.0001)
Total dividends and distributions		(0.0001)	(0.0004)	(0.0155)	(0.0410)	(0.0396)	(0.0223)	(0.0053)
Net asset value, end of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return		0.01%[2]	0.04%[2]	1.55%	4.19%	4.04%	2.26%	0.53%
Ratios to Average Net Assets
Total expenses		0.70%[3]	0.75%[3]	0.73%	0.93%	0.97%	0.93%	1.02%
Total expenses after fees waived and reimbursed		0.23%[3]	0.32%[3]	0.38%	0.58%	0.62%	0.58%	0.67%
Net investment income		0.00%[3,4]	0.10%[3]	1.00%	3.91%	3.95%	2.23%	0.50%
Supplemental Data
Net assets, end of period (000)		$ 485,743	$ 757,073	$ 1,007,701	$ 148,902	$ 56,161	$ 55,181	$ 50,732
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
[4] Amount is less than 0.01%
See Notes to Financial Statements.
10	SEMI-ANNUAL REPORT				OCTOBER 31, 2009

Financial Highlights				Ready Assets U.S.A. Government Money Fund
	Six Months	Period
	Ended	September 1,
	October 31,	2008
	2009	to April 30,		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0013	0.0234	0.0437	0.0349	0.0153	0.0030
Net realized and unrealized gain (loss)	—	—	—	0.0001	0.0003	(0.0001)	(0.0008)
Net increase from investment operations	—	0.0013	0.0234	0.0438	0.0352	0.0152	0.0022
Dividends from net investment income	(0.0000)	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2,3]	0.14%[2]	2.40%	4.42%	3.55%	1.54%	0.30%
Ratios to Average Net Assets
Total expenses	0.87%[4]	0.87%[4]	0.88%	0.93%	0.92%	0.94%	0.89%
Total expenses after fees waived and reimbursed	0.27%[4]	0.49%[4]	0.88%	0.93%	0.92%	0.94%	0.89%
Net investment income	0.00%[3,4]	0.17%[4]	2.31%	4.37%	3.57%	1.50%	0.29%
Supplemental Data
Net assets, end of period (000)	$ 109,099	$ 176,812	$ 128,989	$ 122,474	$ 142,491	$ 106,745	$ 133,209
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Amount is less than 0.01%
[4] Annualized.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT					OCTOBER 31, 2009		11

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A.
Government Money Fund (collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as no load, diversified, open-end management investment companies. The
Funds are organized as Massachusetts business trusts. The Funds’ finan-
cial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with
Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amorti-
zation of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at
$1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Certain Funds may invest in repurchase agree-
ments, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal
Reserve book entry system or held in a segregated account by the
Funds’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the US federal tax returns remains open for each of the three years ended November 30, 2008 for Ready Assets U.S. Treasury
Money Fund, the three years ended August 31, 2008 for Ready Assets
U.S.A. Government Money Fund and the period ended April 30, 2009 for each Fund. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund are charged to that
Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

Bank overdraft: Ready Assets U.S.A. Government Money Fund recorded a bank overdraft which resulted from a failed trade that settled the next day.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Funds have entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Funds. For

12 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Notes to Financial Statements (concluded)

such services, each Fund pays a monthly fee at an annual rate of the average daily value of each Fund’s net assets of 0.50% for Ready Assets
U.S. Treasury Money Fund and 0.45% for Ready Assets U.S.A. Govern-
ment Money Fund. For Ready Assets U.S. Treasury Money Fund, the
Manager has agreed to waive 0.35% of the investment advisory fee.
For the six months ended October 31, 2009, the Manager waived
$1,075,794 which is included in fees waived by advisor in the
Statements of Operations.

The Manager has entered into a sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Manager.

For the six months ended October 31, 2009, the Funds reimbursed the
Manager the following amounts for certain accounting services, which is included in accounting services in the Statements of Operations:

Ready Assets U.S. Treasury Money Fund	$6,194
Ready Assets U.S.A. Government Money Fund	$1,358

Each Fund has entered into a Distribution Agreement and a Shareholder
Servicing Plan with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL a distribution fee. The fee is accrued daily and paid monthly at an annual rate of
0.125% of each Fund’s average daily net assets.

The Manager and BRIL voluntarily agreed to waive a portion of their respective investment advisory and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of net investment income. For the six months ended October 31, 2009, the Manager waived $40,807 for Ready Assets U.S. Treasury Money
Fund and $302,724 for Ready Assets U.S.A. Government Money Fund,
which are included in fees waived by advisor. Additional amounts are shown as distribution fees waived and other expenses reimbursed in the Statements of Operations. The Manager or BRIL may discontinue this waiver or reimbursement at any time.

Certain officers and/or trustees of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. Each Fund reimburses the Manager for compensation paid to the Funds’ Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvest-
ment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Funds through December 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 13

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of Ready Assets U.S.A. Government Money Fund
(“U.S.A. Government Money Fund”) met on April 16, 2009 and May
21 – 22, 2009 to consider the approval of U.S.A. Government Money
Fund’s investment advisory agreement (the “U.S.A. Government Money
Fund Advisory Agreement”) with BlackRock Advisors, LLC (the “Manag-
er”), its investment advisor. The Board of Trustees of U.S.A. Government
Money Fund also considered the approval of the sub-advisory agreement
(the “U.S.A. Government Money Fund Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the
“Sub-Advisor”) with respect to U.S.A. Government Money Fund.

The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S.
Treasury Money Fund”) met on April 16, 2009 and May 21 – 22, 2009
to consider the approval of U.S. Treasury Money Fund’s investment advi-
sory agreement (the “U.S. Treasury Money Fund Advisory Agreement”)
with BlackRock Advisors, LLC (the “Manager”), its investment advisor.
The Board of Trustees of U.S. Treasury Money Fund also considered the approval of the sub-advisory agreement (the “U.S. Treasury Money Fund
Sub-Advisory Agreement”) between the Manager and BlackRock Insti-
tutional Management Corporation (the “Sub-Advisor”) with respect to
U.S. Treasury Money Fund.

U.S.A. Government Money Fund and U.S. Treasury Money Fund are
referred to herein individually as a “Fund” or collectively as the “Funds.”
The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The U.S.A. Government Money Fund Advisory Agreement and the U.S.
Treasury Money Fund Advisory Agreement are referred to herein individ-
ually as an “Advisory Agreement” or collectively as the “Advisory Agree-
ments,” the U.S.A. Government Money Fund Sub-Advisory Agreement
and the U.S. Treasury Money Fund Sub-Advisory Agreement are referred to herein individually as a “Sub-Advisory Agreement” or collectively as the “Sub-Advisory Agreements” and the Advisory Agreements and the
Sub-Advisory Agreements are referred to herein individually as an “Agree-
ment” or collectively as the “Agreements.” For ease and clarity of presen-
tation, the Boards of Trustees of the Funds, which are comprised of the same thirteen individuals, are herein referred to collectively as the “Boards” and the members of the Boards are referred to as
“Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not
“interested persons” of any Fund as defined in the Investment Company
Act of 1940, as amended (the “1940 Act”) (the “Independent Board
Members”). The Board is responsible for the oversight of the operations of the relevant Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each
Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating
Committee, a Compliance Committee, a Performance Oversight and
Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive
Committee, which has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the con-
tinuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to the relevant Fund by the person-
nel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their com-
mittees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their respective shareholders. Among the matters the Boards considered were:
(a) investment performance for one-, three- and five-year periods against peer funds, and applicable benchmarks, if any, as well as senior man-
agement and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to
BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c)
Fund operating expenses; (d) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of the Funds; (e) the compliance of each of the Funds with its respective
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio trans-
actions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements.
The Boards are engaged in an ongoing process with BlackRock to con-
tinuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meetings included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the relevant Fund’s fees and expenses, and the investment performance of the relevant Fund as com-

14 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

pared with a peer group of funds as determined by Lipper (collectively,
“Peers”); (b) information on the profitability of the Agreements to
BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by
BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the relevant Fund to BlackRock; (f) sales and redemption data regarding the relevant
Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At in-person meetings held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meetings, the
Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meetings.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of each Fund present at the meeting, including the Independent Board
Members present at the meeting, unanimously approved, with respect to the relevant Fund, the continuation of the Advisory Agreement between the Manager and the Fund and the related Sub-Advisory Agreement between the Manager and the Sub-Advisor, each for a one-year term ending June 30, 2010. Each Board considered all factors it believed relevant with respect to the applicable Fund, including, among other factors: (a) the nature, extent and quality of the services provided by
BlackRock; (b) the investment performance of the relevant Fund and
BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affili-
ates from the relationship with the relevant Fund; (d) economies of scale; and (e) other factors.

Each Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the applicable Fund’s shares, services related to the valuation and pricing of the applicable Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: Each Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory serv-

ices and the resulting performance of the applicable Fund. Throughout the year, each Board compared the performance of the applicable Fund to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio man-
agement team, discussing the performance of the applicable Fund and the investment objective, strategies and outlook of the applicable Fund.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading cap-
abilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel.
Each Board also reviewed a general description of BlackRock’s comp-
ensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Funds. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services,
BlackRock and its affiliates provide the Funds with other services, in-
cluding (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;
(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each of the
Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The
Boards, including the Independent Board Members, also reviewed and considered the performance history of the Funds. In preparation for the April 16, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a

SEMI-ANNUAL REPORT OCTOBER 31, 2009 15

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

narrative and statistical analysis of the Lipper data that was prepared by
BlackRock, which analyzed various factors that affect Lipper’s rankings.
In connection with its review, each Board received and reviewed infor-
mation regarding the investment performance of the applicable Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the relevant Fund’s applicable Lipper cate-
gory. The Boards were provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of the respective Fund throughout the year. Each Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board of U.S.A. Government Money Fund noted that the Fund’s per-
formance was below the median of its Lipper Performance Universe for the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these peri-
ods compared with its Peers. The Board was informed that, among other things, the Fund is included within the Lipper U.S. Government Money
Market Funds category. In accordance with its investment strategy, the
Fund is permitted only to invest in direct obligations of the U.S. govern-
ment or repurchase agreements collateralized by obligations of the U.S.
Government or explicitly guaranteed by the U.S. Government. This limits the Fund to investments in securities issued by or repurchase agree-
ments collateralized by the U.S. Treasury and securities guaranteed by the Government National Mortgage Association (“GNMAs”). Because
the Fund may invest in GNMAs, the Fund cannot be included within the Lipper Treasury Money Market Fund Index. Therefore, the Fund is
included in indices that include money market funds that may invest in Government Agency obligations (such as obligations of the Federal
National Mortgage Association and the Federal Home Loan Mortgage
Corporation), which offer higher yields.

The Board of U.S.A. Government Money Fund and BlackRock discussed
BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve U.S.A. Government Money
Fund’s performance.

The Board of U.S. Treasury Money Fund noted that, in general, the Fund underperformed its Peers in that the Fund’s performance was below the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported; however, the underperformance was within
5% of the median return of the Fund’s Lipper Performance Universe for all of the periods during which the Fund underperformed.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: Each Board, including the Independent
Board Members, reviewed the applicable Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. Each Board also compared the applicable Fund’s total expenses, as well as actual management fees, to those of other comparable funds. Each Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed
BlackRock’s profitability with respect to the Funds and other funds the
Board currently oversees for the year ended December 31, 2008 com-
pared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profit-
ability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory prod-
ucts. The Boards recognized that profitability may be affected by num-
erous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’
profits relating to the management and distribution of the applicable
Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. Each
Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreements

16 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

and to continue to provide the high quality of services that is expected by that Board.

The Board of U.S.A. Government Money Fund noted that, although the
Fund’s contractual advisory fees were above the median of its Peers, its actual and/or contractual management fees were lower than or equal to the median of its Peers.

The Board of U.S. Treasury Money Fund noted that, although the Fund’s contractual advisory fees were above the median of its Peers, its actual advisory fees were lower than or equal to the median of its Peers. The
Board of U.S. Treasury Money Fund noted that the Manager has voluntar-
ily agreed to waive or reimburse management fees for U.S.A. Government
Money Fund.

D. Economies of Scale: Each Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the applicable Fund. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: Each Board also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its in-
vestment professionals who manage other portfolios, an increase in
BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the applicable Fund, including for administrative, transfer agency and distribution services. Each Board also noted that
BlackRock may use third party research obtained by soft dollars gener-
ated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of each Fund present at the meetings, including the
Independent Board Members present at the meetings, unanimously approved, with respect to each applicable Fund, the continuation of the
Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members present at the meeting, including the Independent Board Members present at the meetings, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each applicable Fund and its shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or control-
ling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.
The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the
Board Members’ conclusions may be based in part on their considera-
tion of these arrangements in prior years.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 17

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee
Rodney D. Johnson, Co-Chair of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
WIlmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Funds, retired. The Funds’ Boards wish Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Funds, and Jeffrey Holland
and Brian Schmidt became Vice Presidents of the Funds.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became Vice
Presidents of the Funds.

18 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Additional Information
Section 19(a) Notices
These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for fed-
eral income tax purposes.		Total Cumulative Distributions				% Breakdown of the Total Cumulative
		for the Fiscal Year				Distributions for the Fiscal Year
	Net	Net		Total Per	Net	Net		Total Per
	Investment	Realized	Return of	Common	Investment	Realized	Return of	Common
	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Ready Assets U.S. Treasury
Money Fund	$0.000099	—	—	$0.000099	100%	0%	0%	100%
Ready Assets U.S.A.
Government Money Fund	$0.000033	—	—	$0.000033	100%	0%	0%	100%

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Funds’ website or shareholders can sign up for e-mail notifi-
cations of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 221-7210;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling
(800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Funds’ Form
N-Q may also be obtained upon request and without charge by
calling (800) 221-7210.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 19

#USTREGOV-10/09

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by each Fund’s
current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call
(800) 221-7210. The Funds’ current 7-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets U.S.A. Government Money Fund

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: December 21, 2009